Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Non-Controlling Interests

As of December 31, 2024 and 2025, the Group’s non-controlling interests represented as below:

	As of December 31,
	2024	2025
Name of the subsidiaries of the Group
385 Homer LLC (Note (a))	Not applicable	15%
Shenzhen Jinqida Information Technology Co., Ltd.	15%	15%
Changsha Xingzhisheng Network Technology Co., Ltd.	15%	15%
Nanjing Juyuan Asset Services Co., Ltd.	15%	15%
Chongqing Xinzidao Network Technology Co., Ltd.	15%	15%
Hangzhou Yongsheng Network Technology Co., Ltd.	15%	15%
Shanghai Yiqicheng Real Estate Consulting Co., Ltd.	15%	15%
Chongqing Duoduo Fangyi Information Technology Co., Ltd.	25%	20%
Wuxi Fangyun Digital Technology Co., Ltd.	15%	15%
Chengdu Junyi Network Technology Co., Ltd.	15%	15%
Suzhou Tinghaozhu (Note 10(b))	Not applicable	35%
Wuhan Qianhe Real Estate Management Co., Ltd.	15%	15%
Tuqiang (Note 10(a))	22.2%	22.2%
Shenzhen Jiuzhou Fangyun Digital Live Streaming Industry Technology Co., Ltd. (“Jiuzhou Fangyun”)	47%	47%
Guiyang Zhuhoufang Commercial Management Co., Ltd.	49%	49%
Shanghai Weiming Network Technology Co., Ltd.	49%	49%
Kunshan Huating Network Technology Co., Ltd.	49%	49%
Shenzhen Duobao Fisheries Industry Management Co., Ltd. (“Duobao Fishing”)	49%	49%
Shanghai Youxi (Note 12(c))	49%	Not applicable
Shanghai Jirenju Network Technology Co., Ltd. (“Shanghai Jirenju”) (Note (b))	49%	Not applicable
Weihang Network Technology (Shanghai) Co., Ltd. (“Weihang Network”) (Note (b))	49%	Not applicable
Shenzhen Yuanjing Technology Co., Ltd. (Yuanjing Technology) (Note (b))	20%	Not applicable

(a)	385 Homer LLC was incorporated in California, United States, on December 5, 2024.

(b)	During the year ended December 31, 2025, Shanghai Jirenju, Weihang Network and Yuanjing Technology were fully disposed.